Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension Plan Participation and Contribution Summary
Multi-employer Pension Plan Participation

		Pension Protection Act Zone Status (1)			Contributions (In millions)(2)
Pension Fund	EIN/Pension Plan Number	2017	2016	FIP/RP Status(3)	2017	2016	2015	Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement (4)
Southern Nevada Culinary and Bartenders Pension Plan (5)	88-6016617/001	Green	Green	No	$19	$16	$16	No	Various up to July 31, 2018
Pension Plan of the UNITE HERE National Retirement Fund (5)(6)	13-6130178/001	Red	Red	Yes	9	5	6	No	Various up to February 29, 2020
Central Pension Fund of the IUOE & Participating Employers (7)	36-6052390/001	Green	Green	No	5	5	4	No	Various up to August 31, 2018
Local 68 Engineers Union Pension Plan (5)(8)	51-0176618/001	Yellow	Yellow	No	1	—	—	No	April 30, 2020
NJ Carpenters Pension Fund	22-6174423/001	Yellow	Yellow	Yes	—	—	—	No	April 30, 2020
Painters IUPAT	52-6073909/001	Yellow	Yellow	Yes	1	1	1	No	Various up to June 30, 2021
Other Funds					5	6	5
Total Contributions					$40	$33	$32
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(1)
Represents the Pension Protection Act zone status for applicable plan year beginning January 1, except where noted otherwise. The zone status is based on information that the Company received from the plan administrator and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are between 65% and less than 80% funded, and plans in the green zone are at least 80% funded. All plans detailed in the table above utilized extended amortization provisions to calculate zone status.

(2)	Comparability to periods prior to the Effective Date are impacted by the consolidation of CEOC LLC.

(3)	Indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented.

(4)	The terms of the current agreement continue indefinitely until either party provides appropriate notice of intent to terminate the contract.

(5)
Employer provided more than 5% of the total contributions for the plan years ended 2016 and 2015. At the date the financial statements were issued, Forms 5500 were not available for the 2017 plan year ending.

(6)
See discussion of NRF Settlement Agreement in Note 11. The HEREIU Intermediary Plan was established as the result of a spin-off from the Pension Plan of the UNITE HERE National Retirement Fund effective January 1, 2018.  As of January 1, 2018, CEC no longer contributes to the NRF nor has any remaining liability owed to the NRF.

(7)	Plan years begin February 1.

(8)	Plan years begin July 1.